UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 13F

FORM 13F COVER PAGE


Report for the Quarter Ended: December 31, 2002

Institutional Investment Manager Filing this Report:

Aristeia Capital, LLC
381 Fifth Avenue, 6th Floor
New York, NY 10016

13F File Number:  28-7622

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Edward Goldman
Title: Chief Financial Officer
Phone: (212) 842-8900
Signature, Place, and Date of Signing:

Edward P. Goldman           New York, NY         February 14, 2003

Report Type:

13F Holdings Report


List of  Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.











FORM 13F SUMMARY PAGE



Report Summary:

Number  of Other Included Managers: 0

Form 13F Information Table Entry Total:  39

Form 13F Information Table Value Total: $318,493



















































NAME OF ISSUER                  TITLE OF CLASS    CUSIP     VALUE(X1000)  /PRN AMOUNT  SH/PRN PUT/CALL


 XL CAP LTD                      CL A              G98255105               981          12700         SH

 ADVANCED MICRO DEVICES INC      NOTE  4.500%12/0  007903AF4              4576        4000000        PRN

 ALZA CORP                       SDCV         7/2  02261WAB5             21517       27500000        PRN

 AMERICAN GREETINGS CORP         NOTE  7.000% 7/1  026375AJ4              3202        2160000        PRN

 AMGEN INC                       COM               031162100               739          15300         SH

 AMKOR TECHNOLOGY INC            NOTE  5.000% 3/1  031652AH3              1749        3502000        PRN

 AMKOR TECHNOLOGY INC            NOTE  5.750% 6/0  031652AN0               285         500000        PRN

 AVAYA INC                       NOTE        10/3  053499AA7              8282	     20500000        PRN

 BAXTER INTL INC                 CORP UNITS 7%     071813406             11137         222300         SH

 BROADWING INC                   COM               111620100               259          73600         SH

 CD RADIO INC                    NOTE  8.750% 9/2  125127AJ9               350        1000000        PRN

 CALPINE CORP                    NOTE  4.000%12/2  131347BA3              5996       12000000        PRN

 CALPINE CORP                    COM               131347106              4469        1371000         SH

 CARNIVAL CORP                   COM               143658102              3144         126000         SH

 CHARTER COMMUNICATIONS INC D    NOTE  5.750%10/1  16117MAB3              5782       24870000        PRN

 CHARTER COMMUNICATIONS INC D    CL A              16117M107              3454        2927238         SH

 CONTINENTAL AIRLS INC           NOTE  4.500% 2/0  210795PD6              4466        9850000        PRN

 COSTCO COMPANIES INC            NOTE         8/1  22160QAC6              1406        2000000        PRN

 COUNTRYWIDE FINANCIAL CORP      COM               222372104              2556          49500         SH

 E TRADE GROUP INC               NOTE  6.000% 2/0  269246AB0              8232       11000000        PRN

 ELAN FIN CORP LTD               NOTE        12/1  284129AC7             30760       65100000        PRN

 FINISAR                         NOTE  5.250%10/1  31787AAC5              4808       11500000        PRN

 FINISAR                         COM               31787A101              1581        1664700         SH

 FIRST DATA CORP                 COM               319963104              4267         120500         SH

 FOSTER WHEELER LTD              NOTE  6.500% 6/0  35024PAB8               805        3500000        PRN

 GAP INC DEL                     NOTE  5.750% 3/1  364760AJ7             24286       19215000        PRN

 INHALE THERAPEUTIC SYS INC      NOTE  3.500%10/1  457191AH7              5803       10500000        PRN

 KULICKE & SOFFA INDS INC        NOTE  4.750%12/1  501242AE1              2508        4500000        PRN

 LENNAR CORP                     NOTE         4/0  526057AF1               685        1500000        PRN

 LOWES COS INC                   COM               548661107              4849         129300         SH

 MEDTRONIC INC                   DBCV  1.250% 9/1  585055AB2             28941       27500000        PRN

 MIRANT CORP                     DBCV  2.500% 6/1  604675AB4              8148       21500000        PRN

 NORTEL NETWORKS CORP NEW        NOTE  4.250% 9/0  656568AB8             37674       70000000        PRN

 RENAL TREATMENT CTRS INC        NOTE  5.625% 7/1  759671AC4              1076        1000000        PRN

 SEPRACOR INC                    NOTE  5.750%11/1  817315AQ7              8920       13500000        PRN

 TELEFONOS DE MEXICO S A         DBCV  4.250% 6/1  879403AD5             20063       16687000        PRN

 TIMES MIRROR CO NEW             NOTE         4/1  887364AE7             31248       46400000        PRN

 VERITAS SOFTWARE CO             NOTE  5.250%11/0  923436AB5              6578        4000000        PRN

 WEBMD CORP                      NOTE  3.250% 4/0  94769MAC9              2911        2500000        PRN

									318493


